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                     WARBURG PINCUS INSTITUTIONAL FUND, INC.
                           Emerging Markets Portfolio
                         International Equity Portfolio

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 1998

The following information supersedes certain information in the prospectus and statement of additional information of Warburg Pincus Institutional Fund, Inc. in the section entitled "Management of the Fund -- Portfolio Managers":

Emerging Markets Portfolio. Richard H. King and Vincent J. McBride serve as Co-Portfolio Managers of the Portfolio and Morid Kamshad, Jun Sung Kim and Federico D. Laffan serve as Associate Portfolio Managers of the Portfolio. Mr. King and Mr. McBride have been Co-Portfolio Managers of the Portfolio since the Portfolio's inception and since September 1997, respectively. Mr. Kamshad, Mr. Kim and Mr. Laffan have been Associate Portfolio Managers of the Portfolio since April 1998.

Mr. Kamshad, a Vice President of Warburg, has been with Warburg since June 1997. Prior to joining Warburg, Mr. Kamshad was a senior investment manager at Pictet Asset Management from 1995 to 1997. From 1994 to 1995 he was an investment analyst at HSBC Asset Management, prior to which time he was a business development manager at Air Products and Chemicals-France. Mr. Kim, a Vice President of Warburg, has been with Warburg since September 1997. Prior to joining Warburg, Mr. Kim was an investment manager at Asset Korea Ltd. in Seoul from 1995 to 1997. From 1994 to 1995, Mr. Kim was an investment analyst at Baring Securities Ltd. (also in Seoul), prior to which time he was an assistant investment manager at Koeneman Capital Management in Singapore. Mr. Laffan, a Vice President of Warburg, has been with Warburg since May 1997. Prior to joining Warburg, Mr. Laffan was a senior manager and partner at Green Cay Asset Management from 1996 to 1997, prior to which time he was a senior portfolio manager and director at Foreign & Colonial Emerging Markets in London.

International Equity Portfolio. Mr. King, Mr. Ehrlich, Mr. McBride and P. Nicholas Edwards serve as Co-Portfolio Managers of the Portfolio. Mr. King has served as Portfolio Manager or Co-Portfolio Manager since the Portfolio's inception. In addition, Mr. Edwards, Mr. Ehrlich and Mr. McBride have been Co-Portfolio Managers of the Portfolio since April 1998, prior to which time they served as the Portfolio's Associate Portfolio Managers.


Dated, April 20, 1998                                              WPINI-16-0498